Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Net income	$ 3,184,064	$ (3,321,992)
Adjustments to reconcile net income (loss) to net cash used for operating activities:
Depreciation	109,823	51,229
Amortization of software development costs and other assets	95,548	45,961
Loss (gain) on sale of furniture and equipment	16,192	(2,879)
Bad debt expense	0	26,389
Stock-based compensation	538,263	725,254
Stock issued or to be issued for payment of services	166,610	443,588
Loss on exchange of warrants and debt	0	94,214
Change in fair value of derivatives and notes payable carried at fair value, net	(7,845,214)	251,847
Cash provided by (used for): [Abstract]
Accounts receivable	(496,576)	(1,259,373)
Prepaid expenses and other current assets	(72,299)	(15,226)
Accounts payable	(506,446)	(346,250)
Accrued expenses	29,163	203,990
Unearned revenue	474,846	152,088
Deferred rent	92,352	14,179
Net cash used for operating activities	(4,213,674)	(2,936,981)
Cash flows from investing activities: [Abstract]
Purchase of equipment	(517,113)	(17,586)
Increase in software development costs	(206,529)	(362,346)
Security deposits	(54,067)	(37,526)
Net cash used for investing activities	(777,709)	(417,458)
Cash flows from financing activities: [Abstract]
Proceeds from issuance of notes payable, net	0	1,439,798
Proceeds from issuance of common stock and warrants, net	10,933,998	2,004,111
Proceeds from exercise of stock options & warrants	112,800	0
Payments on notes payable and capital leases	(63,537)	(217,364)
Net cash provided financing activities	10,983,261	3,226,545
Net increase (decrease) in cash and cash equivalents	5,991,878	(127,894)
Cash and cash equivalents, beginning of year	530,052	657,946
Cash and cash equivalents, end of period	6,521,930	530,052
Supplemental cash flow information: [Abstract]
Cash paid during period for interest	15,158	13,045
Non-cash financing and investing activities:
Reclassification of warrants from liability to equity	3,166,482	0
Fair value of warrants issued	12,382,216	2,352,108
Conversion of notes payable into common stock	0	1,501,229
Acquisition of assets through capital lease	$ 41,339	$ 73,489